Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 919,078	$ 862,847
Less: accumulated depreciation	435,544	400,718
Net property, plant and equipment	483,534	462,129
Land
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	26,108	50,498
Land rights and buildings
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	92,495	99,126
Plant and machinery
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	673,919	640,056
Other equipment, furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	28,460	26,655
Prepayments and construction in progress
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 98,096	$ 46,512